Cash flow information	12 Months Ended
Jun. 30, 2021
Statement Of Cash Flows [Abstract]
Cash flow information

8. Cash flow information

(in U.S. dollars, in thousands)	As of June 30,
(a) Reconciliation of cash and cash equivalents	2021	2020	2019
Cash at bank	136,430	128,916	50,005
Deposits at call	451	412	421
	136,881	129,328	50,426

(in U.S. dollars, in thousands)	Year Ended June 30,
(b) Reconciliation of net cash flows used in operations with loss after income tax	2021	2020	2019
Loss for the period	(98,811)	(77,940)	(89,799)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	4,264	3,667	2,139
Foreign exchange (gains)/losses	(1,499)	(302)	(154)
Finance costs	10,004	8,800	6,914
Remeasurement of borrowing arrangements	(5,225)	(607)	376
Remeasurement of contingent consideration	(18,687)	(1,380)	6,264
Payment for services rendered in shares	—	—	620
Equity settled share-based payment	12,510	7,522	4,368
Deferred tax benefit	(819)	(9,415)	(8,955)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	(1,739)	890	4,974
Decrease/(increase) in prepayments	(213)	2,292	5,237
Decrease/(increase) in tax assets	—	1,499	1,729
Increase/(decrease) in trade creditors and accruals	(5,061)	12,508	(3,972)
Increase/(decrease) in provisions	(1,405)	3,601	2,469
Increase/(decrease) in deferred consideration	—	(7,500)	10,000
Net cash outflows used in operations	(106,681)	(56,365)	(57,790)